Investment Securities - Rollforward of Amount of Credit Related OTTI Recognized in Earnings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Balance at beginning of period	$ 0	$ 0
Additions for credit-related OTTI not previously recognized	49	0
Reductions for securities sold during the period (realized)	(49)	0
Balance at end of period	$ 0	$ 0